Note 16 - Voyage Expenses and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2015
Voyage Expenses And Vessel Operating Expenses [Abstract]
Voyage Expenses And Vessel Operating Expenses [Text Block]
16.	Voyage Expenses and Vessel Operating Expenses

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	Year ended December 31,
Voyage Expenses	2013	2014	2015
Port expenses	2,067,494	2,278,961	3,960,574
Bunkers	8,347,130	7,553,318	8,566,490
Commissions	3,244,939	3,725,645	4,112,177
Other voyage expenses	643,067	529,587	936,297

Total	14,302,630	14,087,511	17,575,538

	Year ended December 31,
Vessels’ Operating Expenses	2013	2014	2015
Crew wages and related costs	22,138,595	26,378,730	31,391,419
Insurance	1,667,915	2,028,142	2,415,028
Repairs and maintenance	4,243,133	5,194,476	5,091,916
Spares and consumable stores	5,757,455	7,120,974	7,978,592
Miscellaneous expenses	2,716,455	4,713,014	3,777,670

Total	36,523,553	45,435,336	50,654,625